Revenues and Other Income - Additional information (Details) € in Thousands			12 Months Ended
	Sep. 28, 2022 EUR (€)	Sep. 22, 2022 USD ($) Milestone item	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 31, 2022 EUR (€)
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Sales | €				€ 12,179	€ 4,194	€ 372
Revenue From Research Partnerships [Member]
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Sales | €					4,200
AbbVie [Member]
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received | €					€ 4,000		€ 4,000
Licensing and collaboration agreement with CTTQ
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Upfront payment receivable		$ 12,000,000.0
Number of development and regulatory milestones | Milestone		6
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones		$ 40,000,000	$ 40,000,000
Number of successive targets | item		6
Maximum additional amount receivable upon the achievement of certain commercial milestones		$ 250,000,000	250,000,000
Maximum potential Regulatory and Commercial Milestone payments receivable		290,000,000
Sales | €				12,100
Additional billing not included in contract | €	€ 600
Licensing and collaboration agreement with CTTQ | Upfront payment
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Upfront payment receivable		$ 12,000,000.0
Sales | €				€ 12,000
Licensing and collaboration agreement with CTTQ | Regulatory and Commercial Milestones Payments
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Sales			0
Licensing and collaboration agreement with CTTQ | Royalties on commercial sales
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Sales			$ 0